Capital Structure Financial Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Capital Structure Financial Policies
Maximum percentage of total debt to total debt plus shareholders' equity allowed under terms of financial covenants	65.00%
Percentage of total debt to total debt plus shareholders' equity	24.30%
Components of ratios
Short-term debt
Current portion of long-term debt	973.0	997.0
Long-term debt	9,014.0	9,348.0
Total debt	9,987.0	10,345.0
Current portion of long-term lease liabilities	638.0	599.0
Long-term lease liabilities	3,879.0	3,745.0
Total debt and lease liabilities	14,504.0	14,689.0
Less: Cash and cash equivalents	3,650.0	3,484.0	$ 1,729.0
Net debt and lease liabilities	10,854.0	11,205.0
Net debt	6,337.0	6,861.0
Shareholders' equity	45,124.0	44,514.0	$ 43,279.0
Total capitalization (total debt and lease liabilities plus shareholders' equity)	59,628.0	59,203.0
Adjusted funds from operations	$ 12,783.0	$ 13,846.0
Net debt and lease liabilities to adjusted funds from operations	0.8	0.8
Total debt and lease liabilities to total debt and lease liabilities plus shareholders' equity	24.30%	24.80%
Capital Measure Target | Minimum
Components of ratios
Total debt and lease liabilities to total debt and lease liabilities plus shareholders' equity	20.00%	20.00%
Capital Measure Target | Maximum
Components of ratios
Total debt and lease liabilities to total debt and lease liabilities plus shareholders' equity	35.00%	35.00%